Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Net income/(loss)	$ (2,463)	$ 4,992
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	38,410	35,938
Payment of drydocking costs	(2,880)	(33)
Adjustment to equity for the adoption of the new revenue standard	(3,352)
Call option premium on redemption of 9.00% unsecured bond		2,500
Prior year expenses recovered in insurance claim	(754)	(504)
Amortization of share-based compensation	366	773
Amortization of deferred financing costs	1,131	2,508
Unrealized foreign exchange	(30)	155
Changes in operating assets and liabilities
Accounts receivable	3,392	(6,091)
Bunkers and lubricant oils	886	(461)
Prepaid expenses and other current assets	4,706	(2,329)
Accounts payable, accrued interest and other liabilities	3,734	2,604
Net cash provided by operating activities	43,146	40,052
Cash flows from investing activities
Payment to acquire vessels	(79)	(1,352)
Investment in equity accounted joint venture	(10,475)
Payment for vessels under construction		(97,147)
Purchase of other property, plant and equipment	(97)	(1,506)
Receipt of shipyard penalty payments		280
Insurance recoveries	305	991
Placement of short term investment		(25,000)
Net cash used in investing activities	(10,346)	(123,734)
Cash flows from financing activities
Proceeds from secured term loan facilities	3,800	142,508
Issuance of 7.75% senior unsecured bonds		100,000
Repayment of 9.00% senior unsecured bonds		(127,500)
Issuance costs of 7.75% senior unsecured bonds		(1,819)
Repayment of secured term loan facilities	(43,613)	(57,981)
Net cash provided by/(used in) financing activities	(39,813)	55,208
Net decrease in cash and cash equivalents	(7,013)	(28,474)
Cash and cash equivalents at beginning of period	62,109	57,272
Cash and cash equivalents at end of period	55,096	28,798
Supplemental Information
Total interest paid during the period, net of amounts capitalized	20,799	15,799
Total tax paid during the period	$ 52	$ 317